Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2015	December 31, 2014
Machinery and equipment	$4,042,000	$1,013,000
Office furniture and fixtures	217,000	198,000
Computer equipment and software	169,000	149,000
Total cost	4,428,000	1,360,000
Less accumulated depreciation	(1,002,000)	(605,000)
Net	$3,426,000	$755,000

Schedule of assets recorded under capital leases
	December 31, 2015	December 31, 2014
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	46,000
Total assets under capital lease	73,000	73,000
Less accumulated amortization	(46,000)	(21,000)
Net assets under capital lease	$27,000	$52,000

Schedule of depreciation expense
	2015	2014
Research and development	$286,000	$120,000
General and administrative	116,000	113,000
	$402,000	$233,000